SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended								12 Months Ended										12 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 ATA Online CNY	Mar. 31, 2013 ATA Online CNY	Mar. 31, 2012 ATA Online CNY	Mar. 31, 2014 Mr. Kevin Xiaofeng Ma	Mar. 31, 2014 ATA Online	Mar. 31, 2014 ATA Online Loan on October 27, 2006	Mar. 31, 2014 ATA Online Loan on July 7, 2009	Mar. 31, 2014 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2013 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2012 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2014 ATA Online Technical support agreement	Mar. 31, 2014 ATA Online Strategic consulting service agreement	Mar. 31, 2014 ATA Online Call option and cooperation agreement	Mar. 31, 2014 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang CNY	Mar. 31, 2014 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan agreements CNY	Oct. 27, 2006 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan on October 27, 2006 CNY	Jul. 07, 2009 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan on July 7, 2009 CNY	Mar. 31, 2014 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Equity pledge agreement
Variable Interest Entity
Legal ownership interest (as a percent)									0.00%
Equity investment by co-founders in Variable Interest Entity																		10,000,000
Percentage of equity interest that can be acquired as per exclusive purchase option									100.00%
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE																			10,000,000	1,000,000	9,000,000
Term of agreement															10 years	20 years			10 years
Remaining term of agreement										2 years 7 months 6 days	5 years 3 months 18 days				2 years 7 months 6 days	12 years 7 months 6 days						12 years 7 months 6 days
Automatic renewal term of the agreement															1 year	1 year
Notice period prior to expiration of agreement															30 days	30 days	30 days
Amount billed												8,000,000	12,600,000	0
Amount collected												0	12,600,000	0
Percentage of total common shares issued and outstanding held								11.30%
Assets and liabilities
Cash					33,698,280	12,118,865
Accounts receivable, net	10,995,604	68,353,075	51,114,718		19,564,392	11,441,392
Prepayment and other current assets	2,427,880	15,092,674	13,625,663		1,455,916	3,395,536
Amounts due from related parties					3,815,811	29,562
Total current assets	64,039,130	398,092,847	354,770,096		58,534,399	26,985,355
Property and equipment, net	8,978,538	55,814,182	61,310,690		894,182	1,277,283
Total assets	79,022,702	491,236,724	457,818,481		59,428,581	28,262,638
Accrued expenses and other payables	11,062,052	68,766,143	72,191,260		14,280,824	5,058,492
Amounts due to related parties					9,708,450	1,804,678
Deferred revenues	1,348,582	8,383,327	7,376,527		1,308,993	493,284
Total liabilities	12,763,794	79,344,852	82,270,762		25,298,267	7,356,454
Net revenue and net income (loss)
Net revenue	61,879,605	384,668,378	366,675,495	352,085,560	100,204,186	24,960,260	49,782,361
Net income (loss)	4,387,817	27,276,435	23,207,990	55,841,470	13,224,130	(10,495,582)	25,782,832
Cash flows
Net cash provided by (used in) operating activities	6,007,296	37,343,760	67,777,743	59,352,866	21,829,320	(13,227,174)	16,468,040
Net cash used in investing activities	(2,245,541)	(13,959,185)	(7,966,826)	(5,347,008)	(249,904)	(1,128,140)	(75,285)
Net cash used in financing activities	(112,671)	(700,409)	(26,574,151)	(61,967,086)			(6,255,300)
Assets pledged or collateralized					0